Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Operating Segments [Abstract]
Summary of segmental information

	Three Months Ended June 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$3,160,050	$1,099,827
BioTherapeutics	-	-
Total	$3,160,050	$1,099,827

Income (Loss) from Operations
Vaccines/BioDefense	$734,120	$302,531
BioTherapeutics	(668,260)	(1,383,167)
Corporate	(1,075,818)	(954,115)
Total	$(1,009,958)	$(2,034,751)
Amortization and Depreciation Expense
Vaccines/BioDefense	$10,041	$9,941
BioTherapeutics	10,564	49,866
Corporate	2,223	1,924
Total	$22,828	$61,731

Other Income (Expense), Net
Corporate	$917,183	$(1,942,943)

Share-Based Compensation
Vaccines/BioDefense	$24,223	$19,344
BioTherapeutics	30,985	30,179
Corporate	145,065	87,640
Total	$200,273	$137,163

	Six Months Ended June 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$5,791,037	$1,902,141
BioTherapeutics	-	13,972
Total	$5,791,037	$1,916,113

Income (Loss) from Operations
Vaccines/BioDefense	$1,052,111	$387,212
BioTherapeutics	(1,914,682)	(2,148,043)
Corporate	(2,053,092)	(1,832,187)
Total	$(2,915,663)	$(3,593,018)

Amortization and Depreciation Expense
Vaccines/BioDefense	$20,060	$19,727
BioTherapeutics	20,996	98,240
Corporate	4,380	3,690
Total	$45,436	$121,657

Other Income (Expense), Net
Corporate	$1,673,455	$(4,953,998)

Share-Based Compensation
Vaccines/BioDefense	$52,229	$43,936
BioTherapeutics	65,817	59,435
Corporate	218,638	175,817
Total	$336,684	$279,188

	As of June 30, 2016	As of December 31, 2015
Identifiable Assets
Vaccines/BioDefense	$1,921,812	$2,123,676
BioTherapeutics	63,836	76,183
Corporate	3,430,399	5,187,263
Total	$5,416,047	$7,387,122

	For the Years Ended December 31,
	2015	2014
Revenues
Vaccines/BioDefense	$8,754,418	$6,756,388
BioTherapeutics	13,972	286,628
Total	$8,768,390	$7,043,016

Income (Loss) from Operations
Vaccines/BioDefense	$1,263,709	$807,164
BioTherapeutics	(4,487,988)	(7,674,381)
Corporate	(3,885,997)	(3,894,132)
Total	$(7,110,276)	$(10,761,349)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,925	$39,625
BioTherapeutics	199,661	199,196
Corporate	7,872	6,966
Total	$247,458	$245,787

Other Income (Expense), Net
Corporate	$(1,209,887)	$3,437,505

Share-Based Compensation
Vaccines/BioDefense	$111,960	$114,920
BioTherapeutics	148,244	193,926
Corporate	394,277	411,304
Total	$654,481	$720,150

	As of December 31,
	2015	2014

Identifiable Assets
Vaccines/BioDefense	$2,123,676	$1,025,220
BioTherapeutics	76,183	204,308
Corporate	5,187,263	5,724,720
Total	$7,387,122	$6,954,248